Eaton Vance
North Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$610	$ 600,850
Total Corporate Bonds (identified cost $605,000)		$ 600,850

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Education — 14.3%
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	$2,800	$ 2,960,440
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	2,765	2,779,654
5.00%, 7/1/42	2,000	2,046,040
North Carolina Capital Facilities Finance Agency, (Wake Forest University):
5.00%, 1/1/43	2,000	2,064,380
5.00%, 1/1/48	1,000	1,028,270
North Carolina Educational Facilities Finance Agency, (Duke University), 3.16%, 6/1/27(1)	3,000	3,000,000
University of North Carolina at Chapel Hill, 4.214%, (67% of SOFR + 0.65%), 12/1/41(2)	2,700	2,701,593
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	772,110
5.00%, 10/1/47	8,000	8,236,480
University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,003,970
Western Carolina University, NC:
4.00%, 4/1/50	1,000	950,800
5.00%, 10/1/36	1,000	1,043,780
		$ 28,587,517
Electric Utilities — 5.5%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$2,400	$ 2,447,568
5.00%, 3/1/46	2,750	2,960,485
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,750	5,000,515
5.00%, 12/1/46	525	565,819
		$ 10,974,387
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.7%
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	$250	$ 261,412
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,045,650
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,029,900
		$ 3,336,962
General Obligations — 8.6%
Brunswick County, NC, 4.00%, 8/1/37	$1,605	$ 1,668,815
Concord, NC, 4.00%, 9/1/41	1,600	1,617,328
Fuquay-Varina, NC, 5.00%, 8/1/38	1,170	1,314,413
Greensboro, NC, 5.00%, 2/1/28	1,790	1,846,564
Johnston County, NC:
4.00%, 2/1/40	1,500	1,526,895
4.00%, 2/1/41	1,500	1,515,390
Lee County, NC:
4.00%, 10/1/38	1,250	1,266,500
4.00%, 10/1/39	1,250	1,261,200
4.00%, 10/1/43	1,250	1,216,925
Puerto Rico:
5.625%, 7/1/29	1,000	1,076,350
5.75%, 7/1/31	750	836,048
Wake County, NC, 5.00%, 5/1/35	1,885	2,153,895
		$ 17,300,323
Hospital — 11.8%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 1,989,960
(SPA: JPMorgan Chase Bank, N.A.), 4.00%, 1/15/48(3)	3,125	3,125,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 4.00%, 1/15/38(3)	2,000	2,000,000
Colorado Health Facilities Authority, (Children's Hospital Colorado), (LOC: TD Bank, N.A.), 4.05%, 12/1/52(3)	1,000	1,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	3,070	2,932,218
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,014,340
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/49	2,500	2,740,825

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
University of North Carolina at Chapel Hill, (SPA: TD Bank, N.A.), 4.00%, 2/15/31(3)	$1,000	$ 1,000,000
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/49	7,000	7,744,940
		$ 23,547,283
Housing — 5.9%
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	$1,215	$ 1,012,168
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	680	532,950
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,890	1,530,200
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,910	1,783,539
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 4.00%, 7/1/49(3)	4,000	4,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,000	1,993,880
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,013,547
		$ 11,866,284
Insured - Education — 0.0%(4)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 33,396
		$ 33,396
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,318,499
		$ 1,318,499
Insured - Transportation — 6.3%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$1,300	$ 1,342,445
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,041,160
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,053,040
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,638,600
(AGM), (AMT), 5.50%, 7/1/52	1,000	1,068,040
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,231,110
(AGM), 5.00%, 1/1/39	1,200	1,228,956
		$ 12,603,351
Lease Revenue/Certificates of Participation — 4.3%
Charlotte, NC, Certificates of Participation, 4.00%, 12/1/37	$1,185	$ 1,199,351
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	$2,010	$ 2,059,707
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,032,920
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/33	250	258,425
Wake County, NC, 4.00%, 3/1/37	1,925	1,965,579
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,102,420
		$ 8,618,402
Other Revenue — 1.3%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute), 5.00%, 2/1/25	$1,035	$ 1,043,508
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,400	1,481,088
		$ 2,524,596
Senior Living/Life Care — 3.4%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,031,060
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	803,350
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	960,058
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,125	962,077
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	515,825
5.00%, 1/1/38	1,000	1,019,290
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	510,830
		$ 6,802,490
Special Tax Revenue — 3.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 196,898
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	1,000	1,000,790
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 4.00%, 11/1/44(3)	2,000	2,000,000
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	3,030,970
		$ 6,228,658

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.9%
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/43	$1,890	$ 1,842,278
		$ 1,842,278
Transportation — 11.1%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/47	$5,000	$ 5,119,200
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,500	2,348,225
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,559,925
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,286,000
Raleigh-Durham Airport Authority, NC:
(LOC: TD Bank, N.A.), 3.31%, 5/1/36(1)	1,885	1,885,000
(AMT), 5.00%, 5/1/28	1,510	1,548,279
(AMT), 5.00%, 5/1/35	2,250	2,382,997
(AMT), 5.00%, 5/1/36	2,000	2,049,100
		$ 22,178,726
Water and Sewer — 19.4%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 757,418
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	540	540,529
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 4.00%, 8/1/44	2,400	2,324,904
Charlotte, NC, Water & Sewer System Revenue, 4.00%, 7/1/37	6,500	6,590,350
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,200	1,205,688
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	2,500	2,104,050
4.00%, 8/1/43(6)	1,250	1,231,688
4.00%, 8/1/44(6)	1,005	984,247
4.00%, 8/1/49(6)	3,950	3,812,540
Greensboro, NC, Combined Enterprise System Revenue:
5.00%, 6/1/49(6)	6,250	6,741,687
Green Bonds, 4.00%, 6/1/30	1,065	1,078,078
Onslow Water and Sewer Authority, NC, 5.00%, 12/1/48	1,250	1,337,862
Raleigh, NC, Combined Enterprise System Revenue:
4.00%, 12/1/33	3,000	2,995,830
5.00%, 9/1/36	750	852,953
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Union County, NC, Enterprise System Revenue, 3.00%, 6/1/37	$1,450	$ 1,282,061
Winston-Salem, NC, Water & Sewer System Revenue, 4.00%, 6/1/37	5,000	5,016,850
		$ 38,856,735
Total Tax-Exempt Municipal Obligations (identified cost $196,163,741)		$196,619,887

Taxable Municipal Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Duke University, NC, 5.85%, 4/1/37	$1,225	$ 1,297,336
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	1,000	881,790
		$ 2,179,126
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 406,975
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	169,672
		$ 576,647
Total Taxable Municipal Obligations (identified cost $2,878,042)		$ 2,755,773

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$361	$ 353,693
Total Trust Units (identified cost $364,050)		$ 353,693
Total Investments — 100.1% (identified cost $200,010,833)		$200,330,203
Other Assets, Less Liabilities — (0.1)%		$ (278,079)
Net Assets — 100.0%		$200,052,124

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(2)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2024.
(4)	Amount is less than 0.05%.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $196,898 or 0.1% of the Fund's net assets.
(6)	When-issued security.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2024, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 600,850	$ —	$ 600,850
Tax-Exempt Municipal Obligations	—	196,619,887	—	196,619,887
Taxable Municipal Obligations	—	2,755,773	—	2,755,773
Trust Units	—	353,693	—	353,693
Total Investments	$ —	$200,330,203	$ —	$200,330,203

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.